Geographic And Segment information	12 Months Ended
Dec. 31, 2013
Geographic And Segment information [Abstract]
Geographic And Segment Information

18. Geographic and Segment information

The Company has one reportable operating segment, consisting of evaluation, acquisition, and exploration activities.  We evaluate, acquire, explore and advance gold exploration and potential development projects, which may lead to gold production or value adding strategic transactions.  These activities are focused principally in Australia and North America. We reported no revenues during the years ended December 31, 2013, 2012 and 2011.  Geographic location of mineral properties and plant and equipment is provided in Notes 6 and 7, respectively.